Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Segment Results
The segment results for the year ended December 31, 2021 were as follows:

	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	66,812	315	—	—	67,127
Inter-segment sales	—	1,006	(1,006)	—	—

Reportable segment revenue	66,812	1,321	(1,006)	—	67,127

Reportable segment loss before income tax	(17,889)	374	—	2	(17,513)

Other segment information
Depreciation and amortisation	22,441	277	—	—	22,718
Impairment charges/impairment losses on financial assets, net	48	2	—	—	50
Interest income	354	—	(15)	—	339
Interest expenses	5,811	16	(15)	—	5,812
Capital expenditure	30,846	169	—	—	31,015

The segment results for year ended December 31, 2020 were as follows:

	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	58,337	302	—	—	58,639
Inter-segment sales	—	1,499	(1,499)	—	—

Reportable segment revenue	58,337	1,801	(1,499)	—	58,639

Reportable segment loss before income tax	(17,062)	684	—	(103)	(16,481)

Other segment information
Depreciation and amortisation	21,965	283	—	—	22,248
Impairment charges/impairment losses on financial assets, net	215	1	—	—	216
Interest income	178	1	(13)	—	166
Interest expenses	5,212	15	(13)	—	5,214
Capital expenditure	17,778	639	—	—	18,417

The segment results for year ended December 31, 2019 were as follows:
	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Segment revenue
Reportable segment revenue from external customers	119,240	1,620	—	—	120,860
Inter-segment sales	—	2,052	(2,052)	—	—

Reportable segment revenue	119,240	3,672	(2,052)	—	120,860

Reportable segment profit before income tax	2,745	1,164	—	393	4,302

Other segment information
Depreciation and amortisation	21,816	261	—	—	22,077
Impairment charges/impairment losses on financial assets, net	20	—	—	—	20
Interest income	108	1	(13)	—	96
Interest expenses	5,152	30	(13)	—	5,169
Capital expenditure	42,853	303	—	—	43,156

The segment assets and liabilities as at December 31, 2021 and December 31, 2020 were as follows:

	Airline transportation operations	Other segments	Eliminations	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At December 31, 2021
Reportable segment assets	280,976	4,376	(1,606)	2,802	286,548
Reportable segment liabilities	230,799	2,398	(1,606)	47	231,638
At December 31, 2020
Reportable segment assets	275,028	5,510	(1,736)	3,606	282,408
Reportable segment liabilities	224,862	2,228	(1,736)	142	225,496

*
Unallocated assets primarily represent investments in associates and joint ventures, derivative financial instruments, financial asset at fair value through profit or loss and equity instruments designated at fair value through other comprehensive income. Unallocated results primarily represent the share of results of associates and joint ventures, fair value changes of financial asset at fair value through profit or loss and dividend income relating to equity investments at fair value through profit or loss.

Summary of Revenues by Geographical Area

	2021	2020	2019
	RMB million	RMB million	RMB million
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	56,133	45,479	80,058
International	10,553	12,759	37,082
Regional (Hong Kong, Macau and Taiwan)	441	489	3,846

	67,127	58,727	120,986

Summary of Reconciliation of Reportable Segment Revenues, (Loss)/Profit and Assets

			Year ended December 31,
			2021	2020	2019
	Note		RMB million	RMB million	RMB million
Revenue
Reportable segment revenue			67,127	58,639	120,860
— Reclassification of taxes relating to the expired tickets	(i	)	—	88	126

Consolidated revenue			67,127	58,727	120,986

			Year ended December 31,
			2021	2020	2019
	Note		RMB million	RMB million	RMB million
(Loss)/profit before income tax
Reportable segment (loss)/profit			(17,513)	(16,481)	4,302
— Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii	)	—	(7)	(3)

Consolidated (loss)/profit before income tax			(17,513)	(16,488)	4,299

			As at December 31,
			2021	2020
	Note		RMB million	RMB million
Assets
Reportable segment assets			286,548	282,408
— Differences in depreciation charges for aircraft and engines due to different depreciation lives	(ii	)	—	—
— Difference in intangible asset arising from the acquisition of Shanghai Airlines	(iii	)	2,242	2,242

Consolidated assets			288,790	284,650

(i) The difference represents the different classification of sales related taxes under the PRC Accounting Standards and IFRSs.
(ii) The difference is attributable to the differences in the useful lives and residual values of aircraft and engines adopted for depreciation purposes in prior years under the PRC Accounting Standards and IFRSs. Despite the depreciation policies of these assets which have been unified under IFRSs and the PRC Accounting Standards in recent years, the changes were applied prospectively as changes in accounting estimates which result in the differences in the carrying amounts and related depreciation charges under IFRSs and the PRC Accounting Standards.
(iii) The difference represents the different measurement of the fair value of acquisition cost of the shares from Shanghai Airlines between the PRC Accounting standards and IFRSs, which results in the different measurement of goodwill.